Discontinued Operation - Schedule of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Discontinued Operations [Abstract]
Net Revenues			$ 694
Operating costs and development			4,551
Loss income from discontinued operations			(3,857)
Other expense, net			(27)
Loss before tax			(3,884)
Income tax provision
Net loss from discontinued operations			(3,884)
Loss on sale of discontinued operations, net of taxes			(395,914)
Net loss from discontinued operation			$ (399,798)